Acquisitions (Details) - Schedule of components of the purchase price	Dec. 31, 2022 USD ($)
Plant Camp LLC [Member]
Purchase price:
Cash paid to seller	$ 300,000
Fair value of equity investment purchased	175,000
Total purchase price	475,000
Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847
Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980
Net assets acquired	26,867
Non-controlling interest in consolidated subsidiary	56,865
Excess purchase price	504,998
WHE Agency, Inc. [Member]
Purchase price:
Cash paid to seller	144,750
Shares granted to seller	893,521
Total purchase price	1,038,271
Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847
Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017
Net assets acquired	119,830
Non-controlling interest in consolidated subsidiary	1,190,000
Excess purchase price	2,108,442
Dune Inc. [Member]
Purchase price:
Shares granted to seller	424,698
Fair value of equity investment purchased	307,665
Total purchase price	732,363
Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246
Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000
Net assets acquired	194,246
Non-controlling interest in consolidated subsidiary	720,581
Excess purchase price	1,258,698
Denver Bodega, LLC [Member]
Purchase price:
Cash paid to seller	1
Total purchase price	1
Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018
Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004
Net liabilities acquired	(178,986)
Excess purchase price	178,987
Brave Foods, LLC [Member]
Purchase price:
Cash paid to seller	150,000
Total purchase price	150,000
Assets acquired:
Cash	73,344
Inventory	46,375
Total assets acquired	119,719
Liabilities assumed:
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316
Net assets acquired	43,403
Excess purchase price	$ 106,596